Fidelity Four-in-One Index Fund
Fund Summary Fund: Fidelity® Four-in-One Index Fund
Investment Objective
The fund seeks high total return.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Fidelity Four-in-One Index Fund Class: Fidelity Four-in-One Index Fund
Annual index fund fee (for fund balances under $10,000)	10.00

Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses		Fidelity Four-in-One Index Fund Class: Fidelity Four-in-One Index Fund
Management fee		0.10%
Distribution and/or Service (12b-1) fees		none
Other expenses		none
Acquired fund fees and expenses		0.13%
Total annual fund operating expenses	[1]	0.23%
Fee waiver and/or expense reimbursement	[2]	0.02%
Total annual operating expenses after fee waiver and/or expense reimbursement	[1]	0.21%
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses. As a result, the total annual fund operating expenses after fee waiver and/or expense reimbursement in the fee table exceed the contractual expense limitation of the fund.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Fidelity Four-in-One Index Fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.08%. This arrangement will remain in effect through April 30, 2015.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Fidelity Four-in-One Index Fund Class: Fidelity Four-in-One Index Fund
1 year	22
3 years	68
5 years	123
10 years	286

Portfolio Turnover
The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
  Investing in a combination of four Fidelity stock and bond index funds (underlying Fidelity funds) using an asset allocation strategy designed for investors seeking a broadly diversified, index-based investment.
  Allocating assets among underlying Fidelity index funds according to a target asset allocation of approximately:
Investment %
Spartan® 500 Index Fund	48%

Spartan® Extended Market Index Fund	12%

Spartan International Index Fund	25%

Spartan U.S. Bond Index Fund	15%

Principal Investment Risks
  Investing in Other Funds. The fund bears all risks of investment strategies employed by the underlying funds, including the risk that the underlying funds will not meet their investment objectives.
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of an underlying index fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.
  Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the Additional Information about the Indexes section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	15.86%	June 30, 2009
Lowest Quarter Return	-18.44%	December 31, 2008
Year-to-Date Return	10.55%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Fidelity Four-in-One Index Fund	Past 1 year	Past 5 years	Past 10 years
Return Before Taxes Class: Fidelity Four-in-One Index Fund	(1.39%)	0.04%	4.08%
Return After Taxes on Distributions Class: Fidelity Four-in-One Index Fund	(1.79%)	(0.46%)	3.57%
Return After Taxes on Distributions and Sale of Fund Shares Class: Fidelity Four-in-One Index Fund	(0.45%)	(0.10%)	3.35%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
Fidelity Four-in-One Composite Index (reflects no deduction for fees or expenses)	(1.25%)	0.16%	4.20%